Subsidiaries (Details 2) - Peace Of Meat BV [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Feb. 28, 2021
Disclosure of subsidiaries [line items]
Closing cash consideration and related acquisition costs	$ 5,053
Shares consideration	4,359
Initial cash investment in acquiree	1,223
Tangible assets, net	(419)	$ (419)
Net addition to balance sheet as of consolidation date	10,216
Additional contributions post consolidation date according to milestone achievement:
Cash consideration	1,960
Payment liabilities	194
Shares consideration	1,973
Total	14,343
FX rate effect	(890)
Period end intangible asset balance	$ 13,453